Share-Based Compensation - RCUs movement (Details) - RCUs - GasLog Partners LP $ in Thousands			6 Months Ended	12 Months Ended
	Apr. 02, 2019 EquityInstruments	Apr. 01, 2019 EquityInstruments	Jun. 30, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the period | EquityInstruments			75,084
Granted during the period | EquityInstruments		13,408	13,408
Vested during the period | EquityInstruments	(24,925)		(24,925)
Outstanding at end of the period | EquityInstruments			63,567	75,084
Weighted average contractual life
Weighted average contractual life			1 year 6 months 26 days	1 year 3 months
Aggregate fair value
Outstanding at the beginning of the period | $			$ 1,595
Granted during the period | $			308
Vested during the period | $			(410)
Outstanding at the end of the period | $			$ 1,493	$ 1,595